                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-4363
                                  ----------------------------------------------

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                  64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:  03-31
                        --------------------------------------------------------

Date of reporting period:  12-31-2007
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
GINNIE MAE FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

GINNIE MAE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 94.6%
    $   35,000,000  GNMA, 5.50%,
                    settlement date 1/22/08(2)                    $   35,076,650
       105,500,000  GNMA, 5.50%,
                    settlement date 1/22/08(2)                       106,274,791
        70,000,000  GNMA, 6.00%,
                    settlement date 1/22/08(2)                        71,673,419
       157,500,000  GNMA, 6.00%.
                    settlement date 1/22/08(2)                       161,265,196
       174,406,207  GNMA, 5.00%, 6/15/33
                    to 5/20/36(3)                                    171,562,679
       410,856,691  GNMA, 5.50%, 4/15/33
                    to 7/20/37(3)                                    412,932,283
       148,155,003  GNMA, 6.00%, 7/20/16
                    to 3/15/37(3)                                    151,574,455
        43,255,075  GNMA, 6.50%, 6/15/23
                    to 4/15/32(3)                                     44,881,234
        14,681,541  GNMA, 7.00%, 9/15/08
                    to 12/20/29                                       15,578,628
           113,643  GNMA, 7.25%, 9/15/22
                    to 6/15/23                                           120,008
        11,568,541  GNMA, 7.50%, 5/20/08
                    to 11/15/31                                       12,346,753
           108,276  GNMA, 7.65%, 6/15/16
                    to 12/15/16                                          114,976
            74,398  GNMA, 7.75%, 11/15/22
                    to 6/20/23                                            79,482
           263,540  GNMA, 7.77%, 4/15/20
                    to 6/15/20                                           282,060
            36,687  GNMA, 7.85%, 9/20/22                                  39,263
            15,820  GNMA, 7.89%, 9/20/22                                  16,951
           149,155  GNMA, 7.98%, 6/15/19
                    to 6/15/19                                           160,398
         3,341,905  GNMA, 8.00%, 2/15/08
                    to 7/20/30                                         3,609,736
           202,090  GNMA, 8.15%, 1/15/20
                    to 2/15/21                                           217,750
           713,282  GNMA, 8.25%, 4/15/08
                    to 5/15/27                                           767,770
            54,629  GNMA, 8.35%, 11/15/20                                 59,175
         2,888,116  GNMA, 8.50%, 7/15/08
                    to 12/15/30                                        3,140,272
           260,049  GNMA, 8.75%, 1/15/17
                    to 7/15/27                                           279,795
         1,985,234  GNMA, 9.00%, 8/15/08
                    to 1/15/25                                         2,133,102
           326,646  GNMA, 9.25%, 8/15/16
                    to 3/15/25                                           354,173
           640,530  GNMA, 9.50%, 6/15/09
                    to 7/20/25                                           697,734
           149,892  GNMA, 9.75%, 8/15/17
                    to 11/20/21                                          172,315
           164,681  GNMA, 10.00%, 11/15/09
                    to 1/15/22                                           190,639
            71,021  GNMA, 10.25%, 5/15/12
                    to 2/15/19                                            80,105
            96,486  GNMA, 10.50%, 3/15/14
                    to 7/15/19                                           111,941
             4,825  GNMA, 10.75%, 12/15/09                                 5,104
           144,953  GNMA, 11.00%, 12/15/09
                    to 6/15/20                                           161,698
             2,518  GNMA, 11.25%, 2/20/16                                  2,919
             9,598  GNMA, 11.50%, 2/15/13
                    to 10/20/18                                           11,131
            19,458  GNMA, 12.00%, 10/15/10
                    to 12/15/12                                           21,775
             5,460  GNMA, 12.25%, 2/15/14                                  6,271
            51,750  GNMA, 12.50%, 5/15/10
                    to 12/15/13                                           57,540
            97,381  GNMA, 13.00%, 1/15/11
                    to 8/15/15                                           112,650
            44,382  GNMA, 13.50%, 5/15/10
                    to 9/15/14                                            51,549
             7,014  GNMA, 13.75%, 8/15/14                                  8,243
             3,064  GNMA, 14.00%, 6/15/11
                    to 7/15/11                                             3,541
            30,481  GNMA, 14.50%, 10/15/12
                    to 12/15/12                                           35,856
            33,635  GNMA, 15.00%, 7/15/11
                    to 10/15/12                                           39,709
             4,166  GNMA, 16.00%, 12/15/11                                 4,948
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                         1,196,316,667
(Cost $1,199,168,347)                                            ---------------

U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS(1) - 26.6%
        40,000,000  FHLB, VRN, 4.88%, 2/25/08,
                    resets quarterly off the 3-month
                    LIBOR minus 0.14% with
                    no caps(3)                                        40,029,480
         5,144,543  GNMA, Series 1998-6, Class FA,
                    VRN, 5.54%, 1/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.51% with a cap of 9.00%                     5,188,662

GINNIE MAE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           635,265  GNMA, Series 1998-17, Class F,
                    VRN, 5.53%, 1/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with no caps                              640,997
           372,493  GNMA, Series 2000-22, Class FG,
                    VRN, 5.23%, 1/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.20% with no caps                              373,343
         2,950,305  GNMA, Series 2001-59, Class FD,
                    VRN, 5.53%, 1/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with no caps                            2,980,233
         6,110,183  GNMA, Series 2001-62, Class FB,
                    VRN, 5.53%, 1/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with no caps                            6,175,379
         3,414,239  GNMA, Series 2002-13, Class FA,
                    VRN, 5.53%, 1/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with a cap of 8.50%                     3,447,108
         6,054,604  GNMA, Series 2002-24, Class FA,
                    VRN, 5.53%,1/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with a cap of 8.50%                     6,106,322
         1,854,919  GNMA, Series 2002-29, Class
                    FA SEQ, VRN, 5.30%, 1/20/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.35% with a cap
                    of 9.00%                                           1,860,480
         1,646,779  GNMA, Series 2002-31, Class FW,
                    VRN, 5.43%, 1/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 8.50%                     1,655,965
         6,148,119  GNMA, Series 2002-47, Class PX,
                    6.00%, 5/20/31                                     6,209,096
        15,874,250  GNMA, Series 2002-50, Class PD,
                    6.00%, 5/20/31                                    16,022,547
         5,516,962  GNMA, Series 2002-57, Class PD,
                    6.00%, 6/20/31                                     5,571,348
         1,174,959  GNMA, Series 2002-60, Class PE,
                    6.00%, 7/20/31                                     1,188,303
         6,026,752  GNMA, Series 2002-66, Class FA,
                    VRN, 5.38%, 1/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 8.00%                     6,039,176
         6,783,925  GNMA, Series 2003-7, Class FA,
                    VRN, 5.48%, 1/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.45% with no caps                            6,791,692
           592,713  GNMA, Series 2003-10, Class JC,
                    6.00%, 4/20/30                                       595,163
            35,028  GNMA, Series 2003-12, Class ON,
                    4.00%, 2/16/28                                        34,976
         1,012,292  GNMA, Series 2003-14, Class F,
                    VRN, 5.30%, 1/20/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 7.50%                     1,012,484
           623,316  GNMA, Series 2003-31, Class GD,
                    4.00%, 12/16/28                                      620,531
        13,660,883  GNMA, Series 2003-35, Class CF,
                    VRN, 5.33%, 1/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with a cap of 8.00%                    13,682,945
         3,070,428  GNMA, Series 2003-42, Class FW,
                    VRN, 5.30%, 1/20/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 7.00%                     3,064,462
        21,054,793  GNMA, Series 2003-46, Class PA,
                    5.00%, 5/20/29                                    21,105,240
        23,726,027  GNMA, Series 2003-55, Class PG,
                    5.00%, 6/20/29                                    23,791,202
        17,650,000  GNMA, Series 2003-66, Class EH,
                    5.00%, 5/20/32                                    17,145,457
         7,616,078  GNMA, Series 2003-66, Class HF,
                    VRN, 5.40%, 1/20/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.45% with a cap of 7.50%                     7,650,872
         6,486,191  GNMA, Series 2003-85, Class
                    A SEQ, 4.50%, 9/20/27                              6,469,185
         2,461,211  GNMA, Series 2003-85, Class
                    BM SEQ, 5.00%, 2/20/24                             2,465,376
         2,461,211  GNMA, Series 2003-85, Class
                    BX SEQ, 5.50%, 2/20/24                             2,481,408
         5,068,630  GNMA, Series 2003-110, Class
                    HA SEQ, 5.00%, 5/20/29                             5,055,477
         3,027,991  GNMA, Series 2004-11, Class UC,
                    5.00%, 4/16/26                                     3,025,656
        22,223,224  GNMA, Series 2004-30, Class PD,
                    5.00%, 2/20/33                                    21,550,860
         4,094,478  GNMA, Series 2004-39, Class
                    XF SEQ, VRN, 5.28%, 1/16/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.25% with a cap
                    of 7.50%                                           4,103,965
         8,334,485  GNMA, Series 2004-46, Class
                    BG SEQ, 5.00%, 5/20/25                             8,393,710
        36,613,542  GNMA, Series 2004-53, Class
                    FB SEQ, VRN, 5.43%,1/16/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap
                    of 7.50%                                          36,743,959
        13,335,675  GNMA, Series 2004-82, Class DM,
                    5.00%, 10/20/27                                   13,330,368
        20,452,466  GNMA, Series 2004-87, Class LA,
                    3.63%, 12/20/28                                   20,177,871

GINNIE MAE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
        13,989,418  GNMA, Series 2005-24, Class F,
                    VRN, 5.23%, 1/16/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.20% with a cap of 7.00%                    13,988,075
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
COLLATERALIZED MORTGAGE OBLIGATIONS                                  336,769,373
(Cost $335,648,408)                                              ---------------

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 3.0%
         4,959,782  GNMA, VRN, 4.00%, 1/1/08,
                    resets annually off the 1-year
                    H15T plus 1.50% with a periodic
                    cap of 1.00% and an annual cap
                    of 5.00%                                           4,921,101
        10,416,021  GNMA, VRN, 4.50%, 1/1/08,
                    resets annually off the 1-year
                    H15T plus 1.50% with a periodic
                    cap of 1.00% and an annual cap
                    of 5.00%                                          10,519,139
        22,410,330  GNMA, VRN, 5.00%, 1/1/08,
                    resets annually off the 1-year
                    H15T plus 1.50% with a periodic
                    cap of 1.00% and an annual cap
                    of 5.00%                                          22,689,272
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED SECURITIES                                     38,129,512
(Cost $37,551,156)                                               ---------------

TEMPORARY CASH INVESTMENTS - 5.3%
        66,526,000  FHLB Discount Notes,
                    3.15%, 1/2/08(4)                                  66,526,000
                                                                 ---------------
(Cost $66,520,179)

TOTAL INVESTMENT SECURITIES - 129.5%                               1,637,741,552
                                                                 ---------------
(Cost $1,638,888,090)

OTHER ASSETS AND LIABILITIES - (29.5)%                             (373,116,818)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,264,624,734
                                                                 ===============

FUTURES CONTRACTS
                                     Expiration   Underlying Face    Unrealized
Contracts Purchased                     Date      Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
1,177  U.S. Treasury 2-Year Notes    March 2008    $247,464,250       $(9,570)
                                                  ==============================

                                     Expiration   Underlying Face    Unrealized
Contracts Sold                          Date      Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
  400  U.S. Treasury 5-Year Notes    March 2008    $ 44,112,500     $  (785,275)
1,100  U.S. Treasury 10-Year Notes   March 2008     124,729,688      (1,777,042)
                                                  ------------------------------
                                                   $168,842,188     $(2,562,317)
                                                  ==============================

GINNIE MAE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
GNMA = Government National Mortgage Association
H15T = Federal Reserve H.15 U.S. Treasury Note Constant Maturity 1 Year
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2007.
(1) Final maturity indicated, unless otherwise noted.
(2) Forward commitment.
(3) Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts.
(4) The rate indicated is the yield to maturity at purchase.

GINNIE MAE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,638,888,090
                                                                 ===============
Gross tax appreciation of investments                            $    9,527,510
Gross tax depreciation of investments                               (10,674,048)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $   (1,146,538)
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
GOVERNMENT BOND FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 39.6%
    $   14,720,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(1)(2)                         $   20,280,264
        10,700,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(1)(2)                             13,811,367
        16,783,038  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/27(2)                         17,753,316
        13,188,792  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 4/15/12(2)                          13,673,071
         7,575,623  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14(2)                           7,827,164
        14,570,000  U.S. Treasury Notes,
                    3.50%, 8/15/09(1)(2)                              14,671,320
        10,000,000  U.S. Treasury Notes,
                    3.625%, 10/31/09(1)(2)                            10,101,570
        19,572,000  U.S. Treasury Notes,
                    4.625%, 10/31/11(1)(2)                            20,516,975
        16,065,000  U.S. Treasury Notes,
                    4.875%, 6/30/12(1)(2)                             17,043,968
        59,000,000  U.S. Treasury Notes,
                    4.125%, 8/31/12(1)(2)                             60,765,398
        15,000,000  U.S. Treasury Notes,
                    3.875%, 10/31/12(1)(2)                            15,298,830
         7,800,000  U.S. Treasury Notes,
                    4.25%, 8/15/14(1)(2)                               8,067,517
         9,330,000  U.S. Treasury Notes,
                    4.625%, 2/15/17(1)(2)                              9,757,146
        13,790,000  U.S. Treasury Notes,
                    4.50%, 5/15/17(1)                                 14,297,431
        15,600,000  U.S. Treasury Notes,
                    4.75%, 8/15/17(1)(2)                              16,481,166
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       260,346,503
(Cost $252,432,911)                                              ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 26.6%
         4,987,559  FHLMC, 4.50%, 1/1/19(2)                            4,905,948
         6,599,871  FHLMC, 5.50%, 10/1/34(2)                           6,595,027
           649,758  FHLMC, 6.50%, 7/1/47                                 658,895
        34,503,486  FNMA, 6.00%,
                    settlement date 1/14/08(4)                        35,037,219
        15,170,000  FNMA, 6.50%,
                    settlement date 1/14/08(4)                        15,594,290
        18,271,670  FNMA, 4.50%, 5/1/19                               17,976,472
         1,486,067  FNMA, 5.00%, 9/1/20(2)                             1,487,758
           771,113  FNMA, 6.50%, 3/1/32                                  797,304
           695,327  FNMA, 7.00%, 6/1/32                                  732,256
         1,012,837  FNMA, 6.50%, 8/1/32(2)                             1,047,517
        11,686,161  FNMA, 5.50%, 7/1/33(2)                            11,696,656
        12,063,541  FNMA, 5.00%, 11/1/33(2)                           11,790,434
         2,957,810  FNMA, 5.50%, 9/1/34(2)                             2,958,437
        17,950,790  FNMA, 5.50%, 10/1/34(2)                           17,954,595
        10,329,442  FNMA, 5.00%, 8/1/35(2)                            10,085,967
         4,728,841  FNMA, 5.00%, 2/1/36(2)                             4,617,377
        14,598,377  FNMA, 5.50%, 4/1/36(2)                            14,591,764
         8,420,157  FNMA, 6.50%, 8/1/37(2)                             8,592,332
           316,084  FNMA, 6.50%, 6/1/47                                  320,529
           832,423  FNMA, 6.50%, 8/1/47                                  844,129
         1,170,205  FNMA, 6.50%, 8/1/47(2)                             1,186,661
           141,856  FNMA, 6.50%, 9/1/47                                  143,851
         1,055,341  FNMA, 6.50%, 9/1/47(2)                             1,070,181
         1,065,207  FNMA, 6.50%, 9/1/47(2)                             1,080,187
         1,310,705  FNMA, 6.50%, 9/1/47(2)                             1,329,137
         1,825,601  FNMA, 6.50%, 9/1/47(2)                             1,851,274
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           174,946,197
(Cost $174,897,051)                                              ---------------

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS(3) - 22.6%
         1,708,303  FHLMC, Series 2560, Class
                    FG SEQ, VRN, 5.53%, 1/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.50% with a cap
                    of 8.50%(2)                                        1,718,080
         3,934,210  FHLMC, Series 2625, Class
                    FJ SEQ, VRN, 5.33%, 1/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.30% with a cap
                    of 7.50%(2)                                        3,941,523
         8,664,015  FHLMC, Series 2706, Class EB,
                    5.00%, 9/15/20(2)                                  8,709,908
         4,184,609  FHLMC, Series 2779, Class
                    FM SEQ, VRN, 5.38%, 1/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.35% with a cap
                    of 7.50%(2)                                        4,211,922
         8,510,700  FHLMC, Series 2780, Class
                    BD SEQ, 4.50%, 10/15/17(2)                         8,511,193
         9,541,849  FHLMC, Series 2812, Class
                    EF SEQ, VRN, 5.43%, 1/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap
                    of 7.50%(2)                                        9,561,037
         6,247,408  FHLMC, Series 2831, Class AF,
                    VRN, 5.33%, 1/15/08, resets
                    monthly off the 1-month
                    LIBOR plus 0.30% with a cap
                    of 7.50%(2)                                        6,284,049
         4,093,929  FHLMC, Series 2836, Class ND,
                    4.00%, 7/15/13(2)                                  4,073,176
        11,088,971  FHLMC, Series 2855, Class
                    FK SEQ, VRN, 5.38%, 1/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.35% with a cap
                    of 7.50%(2)                                       11,084,071
         4,970,211  FHLMC, Series 2892, Class A,
                    5.00%, 5/15/21(2)                                  4,988,725
         2,929,034  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14(2)                                  2,924,239
        10,000,000  FHLMC, Series 3203, Class
                    VN SEQ, 5.00%, 6/15/22                             9,707,340
         4,027,886  FNMA, Series 2002-5, Class PJ,
                    6.00%, 10/25/21(2)                                 4,149,673
           918,281  FNMA, Series 2002-89, Class
                    CA SEQ, 5.00%, 4/25/16                               918,584
         1,562,493  FNMA, Series 2003-14, Class
                    LA SEQ, 5.00%, 8/25/16(2)                          1,568,007
         3,964,014  FNMA, Series 2003-42, Class FK,
                    VRN, 5.27%, 1/25/08, resets
                    monthly off the 1-month
                    LIBOR plus 0.40% with a cap
                    of 7.50%(2)                                        3,990,069
         7,272,069  FNMA, Series 2003-43, Class LF,
                    VRN, 5.22%, 1/25/08, resets
                    monthly off the 1-month
                    LIBOR plus 0.35% with a
                    cap of 8.00%(2)                                    7,313,745
         6,398,485  FNMA, Series 2003-52, Class
                    KF SEQ, VRN, 5.26%, 1/25/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap
                    of 7.50%(2)                                        6,444,727
         3,723,923  FNMA, Series 2003-84, Class AL,
                    4.00%, 4/25/13(2)                                  3,707,940
        18,000,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17(2)                                 17,900,749
           798,136  FNMA, Series 2003-124, Class PB,
                    4.00%, 3/25/31                                       796,140
         5,870,062  FNMA, Series 2004 W5, Class F1,
                    VRN, 5.32%, 1/25/08, resets
                    monthly off the 1-month
                    LIBOR plus 0.45% with a cap
                    of 7.50%(2)                                        5,894,581
         1,672,959  FNMA, Series 2005-47, Class
                    AN SEQ, 5.00%, 12/25/16(2)                         1,679,568
         6,754,626  FNMA, Series 2005-63, Class
                    HA SEQ, 5.00%, 4/25/23(2)                          6,772,040
        12,000,000  GNMA, Series 2004-30, Class PD,
                    5.00%, 2/20/33                                    11,636,940
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
COLLATERALIZED MORTGAGE OBLIGATIONS                                  148,488,026
(Cost $147,081,059)                                              ---------------

FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 10.9%
        35,800,000  FHLB, 5.00%, 10/13/11(2)                          37,346,990
         8,800,000  FHLMC, 5.00%, 6/11/09(1)                           8,966,593
         9,800,000  FNMA, 6.625%, 9/15/09(2)                          10,289,686
         9,088,000  FNMA, 4.75%, 11/19/12(1)                           9,415,068
         5,200,000  FNMA, 4.375%, 7/17/13(2)                           5,280,621
                                                                 ---------------
TOTAL FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            71,298,958
(Cost $69,043,361)                                               ---------------

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3)- 2.9%
         4,957,454  FHLMC, 6.80%, 8/1/36                               5,064,168
         4,243,226  FNMA, 6.49%, 5/1/36                                4,354,408
         2,824,933  FNMA, 6.42%, 9/1/36                                2,886,728
         2,980,445  FNMA, 6.46%, 9/1/36                                3,039,757
         3,399,379  FNMA, 5.97%, 6/1/37                                3,455,166
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED SECURITIES                                     18,800,227
(Cost $18,818,665)                                               ---------------

U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES(3) - 1.7%
           679,069  FHLMC, Series T7, Class A5 SEQ,
                    7.27%, 8/25/28                                       676,798
         2,892,268  FHLMC, Series T20, Class A7,
                    VRN, 5.16%, 1/25/08, resets
                    monthly off the 1-month
                    LIBOR plus 0.15% with
                    no caps(2)                                         2,893,112
         6,117,401  FHLMC, Series T21, Class A, VRN,
                    5.22%, 1/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.18% with no caps(2)                              6,118,551
           932,014  FHLMC, Series T34, Class A1V,
                    VRN, 5.11%, 1/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps(2)                           929,708
           777,487  FHLMC, Series T35, Class A, VRN,
                    5.14%, 1/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.14% with no caps(2)                                777,608
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES                                               11,395,777
(Cost $11,404,510)                                               ---------------

TEMPORARY CASH INVESTMENTS - 2.6%
        16,977,000  FHLB Discount Notes,
                    3.15%, 1/2/08(2)(5)                               16,977,000
                                                                 ---------------
(Cost $16,975,515)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(6) - 25.8%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 4.42%, dated 12/31/07,
due 1/2/08 (Delivery value $65,015,961)                               65,000,000

Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 4.45%, dated 12/31/07, due 1/2/08
(Delivery value $65,016,069)                                          65,000,000

Repurchase Agreement, Morgan Stanley,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 4.35%, dated 12/31/07,
due 1/2/08 (Delivery value $39,598,172)                               39,588,605
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                        169,588,605
(Cost $169,588,605)                                              ---------------

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 132.7%                                 871,841,293
                                                                 ---------------
(Cost $860,241,677)

OTHER ASSETS AND LIABILITIES - (32.7)%                             (214,902,611)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  656,938,682
                                                                 ===============

FUTURES CONTRACTS
                                     Expiration   Underlying Face    Unrealized
Contracts Purchased                     Date      Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
  100 U.S. Long Bond                 March 2008    $ 11,637,500      $ 212,275
1,598 U.S. Treasury 2-Year Notes     March 2008     335,979,500       (777,202)
  302 U.S. Treasury 5-Year Notes     March 2008      33,304,938        505,723
                                                  ------------------------------
                                                   $380,921,938      $ (59,204)
                                                  ==============================

                                     Expiration   Underlying Face    Unrealized
Contracts Sold                          Date      Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
  973 U.S. Treasury 10-Year Notes    March 2008    $110,329,078     $(1,799,954)
                                                  ==============================

NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
LIBOR = London Interbank Offered Rate
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2007.
(1) Security, or a portion thereof, was on loan as of December 31, 2007. The aggregate value of securities on loan at December 31, 2007, was
    $182,854,840.
(2) Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts.
(3) Final maturity indicated, unless otherwise noted.
(4) Forward commitment.
(5) The rate indicated is the yield to maturity at purchase.
(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total value of all collateral received at December 31, 2007 was $185,273,832.

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $860,311,563
                                                                 ===============
Gross tax appreciation of investments                              $ 12,418,549
Gross tax depreciation of investments                                  (888,819)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 11,529,730
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
INFLATION-ADJUSTED BOND FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 87.2%
     $  78,139,380  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/25(1)(2)                  $   82,058,617
        65,262,440  U.S. Treasury Inflation Indexed
                    Bonds, 2.00%, 1/15/26(1)(2)                       65,017,771
        57,393,846  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/27(1)(2)                      60,711,956
        53,218,452  U.S. Treasury Inflation Indexed
                    Bonds, 3.625%, 4/15/28(1)(2)                      67,437,787
        50,834,400  U.S. Treasury Inflation Indexed
                    Bonds, 3.875%, 4/15/29(1)(2)                      67,276,177
        22,402,222  U.S. Treasury Inflation Indexed
                    Bonds, 3.375%, 4/15/32(1)                         28,699,352
         9,649,868  U.S. Treasury Inflation Indexed
                    Notes, 3.875%, 1/15/09(1)                          9,937,859
        69,663,297  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10(1)(2)                       74,354,702
        41,355,375  U.S. Treasury Inflation Indexed
                    Notes, 0.875%, 4/15/10                            41,229,407
        19,806,435  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11(2)                          21,307,406
         7,736,389  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 4/15/11(1)                          8,066,401
        25,826,370  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/12(2)                         28,181,012
        19,458,873  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 4/15/12                             20,173,383
        14,611,773  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12(1)                          15,829,810
        35,376,872  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/13(1)(2)                      36,465,843
        92,829,649  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14(1)(2)                       95,911,964
        75,035,972  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14(1)(2)                       77,550,878
        74,839,176  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15(1)                         75,160,760
        58,564,757  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/15(1)                         59,713,212
        33,789,102  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16(1)                          34,686,642
        29,018,006  U.S. Treasury Inflation Indexed
                    Notes, 2.50%, 7/15/16(1)                          30,954,058
        11,385,530  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 1/15/17                            12,017,962
        14,717,238  U.S. Treasury Inflation Indexed
                    Notes, 2.625%, 7/15/17(1)                         15,884,271
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                     1,028,627,230
(Cost $975,319,502)                                              ---------------

CORPORATE BONDS - 6.1%
        27,349,000  SLM Corporation,
                    1.32%, 1/25/10(2)                                 25,656,644
        46,328,940  Toyota Motor Credit Corp. Inflation
                    Indexed Bonds, 1.22%, 10/1/09(2)                  46,387,314
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 72,043,958
(Cost $73,677,941)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(3) - 2.6%
        12,000,000  Credit Suisse Mortgage Capital
                    Certificates, Series 2007 TF2A,
                    Class A1, VRN, 5.21%, 1/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.18% with
                    no caps (Acquired 7/24/07,
                    Cost $12,000,000)(2)(4)                           11,569,584
         8,000,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(2)                    7,920,848
        11,182,478  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2007 LLFA, Class A1, VRN,
                    5.33%, 1/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.30% with no caps (Acquired
                    8/3/07, Cost $11,182,478)(2)(4)                   10,760,250
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  30,250,682
(Cost $31,086,338)                                               ---------------

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES - 2.0%
        24,000,000  FHLB, 4.75%, 4/24/09(2)                           24,304,992
                                                                 ---------------
(Cost $23,887,165)

TEMPORARY CASH INVESTMENTS - 1.1%
        12,649,000  FHLB Discount Notes,
                    3.15%, 1/2/08(5)                                  12,649,000
                                                                 ---------------
(Cost $12,647,893)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(6) - 31.4%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 4.42%, dated 12/31/07,
due 1/2/08 (Delivery value $165,040,517)                             165,000,000

Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 4.45%, dated 12/31/07, due 1/2/08
(Delivery value $125,030,903)                                        125,000,000

Repurchase Agreement, Morgan Stanley,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 4.35%, dated 12/31/07, due 1/2/08
(Delivery value $80,393,046)                                          80,373,622
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                        370,373,622
(Cost $370,373,622)                                              ---------------

TOTAL INVESTMENT SECURITIES - 130.4%                               1,538,249,484
                                                                 ---------------
(Cost $1,486,992,461)

OTHER ASSETS AND LIABILITIES - (30.4)%                             (358,194,877)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,180,054,607
                                                                 ===============

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                    Expiration   Underlying Face     Unrealized
Contracts Purchased                    Date      Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
2,200  U.S. Treasury 2-Year Notes   March 2008    $462,550,000      $(1,069,990)
  440  U.S. Treasury 5-Year Notes   March 2008      48,523,750          865,676
                                                 -------------------------------
                                                  $511,073,750      $  (204,314)
                                                 ===============================

                                    Expiration   Underlying Face     Unrealized
Contracts Sold                         Date      Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
  260  U.S. Long Bond               March 2008    $ 30,257,500      $  (555,661)
  837  U.S. Treasury 10-Year Notes  March 2008      94,907,953       (1,548,368)
                                                 -------------------------------
                                                  $125,165,453      $(2,104,029)
                                                 ===============================

SWAP AGREEMENTS
Notional                                                             Unrealized
Amount         Description of Agreement           Expiration Date    Gain (Loss)
--------------------------------------------------------------------------------
TOTAL RETURN
--------------------------------------------------------------------------------
$44,200,000    Pay a fixed rate equal to 1.13%    January 2012       $  967,649
               and receive the return of the
               U.S. CPI Urban Consumers NSA
               Index upon the termination
               date with Barclays Bank plc.
 24,000,000    Pay a fixed rate equal to 1.31%    April 2017            215,258
               and receive the return of the
               U.S. CPI Urban Consumers NSA
               Index upon the termination
               date with Barclays Bank plc.
 58,300,000    Pay a fixed rate equal to 2.895%   December 2027           9,001
               and receive the return of the
               U.S. CPI Urban Consumers NSA
               Index upon the termination date
               with Barclays Bank plc.
                                                                    ------------
                                                                     $1,191,908
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS
CPI = Consumer Price Index
FHLB = Federal Home Loan Bank
GMAC = General Motors Acceptance Corporation
LIBOR = London Interbank Offered Rate
NSA = Not Seasonally Adjusted
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2007.
(1) Security, or a portion thereof, was on loan as of December 31, 2007. The aggregate value of securities on loan at December 31, 2007, was
    $365,701,346.
(2) Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements.
(3) Final maturity indicated, unless otherwise noted.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2007 was
    $22,329,834, which represented 1.9% of total net assets.
(5) The rate indicated is the yield to maturity at purchase.
(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,491,555,720
                                                                 ===============
Gross tax appreciation of investments                            $   49,238,765
Gross tax depreciation of investments                                (2,545,001)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $   46,693,764
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
SHORT-TERM GOVERNMENT FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(1) - 35.3%
    $   22,600,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(2)              $   22,310,991
        61,263,388  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.91%, 1/1/08(2)                                   1,611,109
        53,866,787  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON,
                    Series 1998 C2, Class X,
                    VRN, 1.10%, 1/1/08(2)                              1,217,766
         2,230,493  FHLMC, Series 2522, Class
                    XA SEQ, 5.00%, 8/15/16(2)                          2,235,734
           748,818  FHLMC, Series 2552, Class
                    HA SEQ, 5.00%, 9/15/16                               749,787
         8,373,061  FHLMC, Series 2624, Class
                    FE SEQ, VRN, 5.33%, 1/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.30% with a cap
                    of 8.00%(2)                                        8,390,184
         6,688,156  FHLMC, Series 2625, Class
                    FJ SEQ, VRN, 5.33%, 1/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.30% with a cap
                    of 7.50%(2)                                        6,700,590
        23,463,313  FHLMC, Series 2631, Class PC,
                    4.50%, 3/15/16(2)                                 23,490,929
           827,922  FHLMC, Series 2632, Class TE,
                    2.50%, 6/15/22                                       822,842
         3,127,492  FHLMC, Series 2672, Class QR,
                    4.00%, 9/15/10(2)                                  3,172,509
         6,369,403  FHLMC, Series 2688, Class
                    DE SEQ, 4.50%, 2/15/20(2)                          6,371,995
         2,660,896  FHLMC, Series 2699, Class TG,
                    4.00%, 5/15/17(2)                                  2,625,567
        12,835,500  FHLMC, Series 2709, Class PC,
                    5.00%, 9/15/18(2)                                 12,930,804
        10,849,103  FHLMC, Series 2718, Class FW,
                    VRN, 5.38%, 1/15/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap
                    of 8.00%(2)                                       10,879,480
         3,473,538  FHLMC, Series 2743, Class OK,
                    4.00%, 4/15/21(2)                                  3,462,451
         5,669,371  FHLMC, Series 2763, Class PB,
                    4.50%, 6/15/14(2)                                  5,658,565
         4,184,609  FHLMC, Series 2779, Class
                    FM SEQ, VRN, 5.38%, 1/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.35% with a cap
                    of 7.50%(2)                                        4,211,922
        14,184,500  FHLMC, Series 2780, Class
                    BD SEQ, 4.50%, 10/15/17(2)                        14,185,322
         8,583,736  FHLMC, Series 2827, Class F,
                    VRN, 5.38%, 1/15/08, resets
                    monthly off the 1-month
                    LIBOR plus 0.35% with a cap
                    of 7.50%(2)                                        8,602,758
         6,143,969  FHLMC, Series 2831, Class AF,
                    VRN, 5.33%, 1/15/08, resets
                    monthly off the 1-month
                    LIBOR plus 0.30% with a cap
                    of 7.50%(2)                                        6,180,004
           946,649  FHLMC, Series 2888, Class GA,
                    4.00%, 10/15/11                                      945,241
         1,841,288  FHLMC, Series 2890, Class
                    AB SEQ, 3.75%, 12/15/11(2)                         1,815,370
         5,665,368  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14(2)                                  5,656,094
        16,103,078  FHLMC, Series 2931, Class QA,
                    4.50%, 4/15/15(2)                                 16,101,805
         7,694,952  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14(2)                                 7,683,494
        10,784,945  FHLMC, Series 2941, Class XA,
                    5.00%, 2/15/25(2)                                 10,811,335
           203,043  FHLMC, Series 2943, Class HA,
                    5.00%, 9/15/19                                       202,925
         7,223,576  FHLMC, Series 2984, Class NA,
                    5.50%, 4/15/26                                     7,285,619
         1,220,915  FHLMC, Series 3108, Class
                    DA SEQ, 5.125%, 10/15/15(2)                        1,220,783
         4,027,886  FNMA, Series 2002-5, Class PJ,
                    6.00%, 10/25/21(2)                                 4,149,673
         1,322,436  FNMA, Series 2002-71, Class UB,
                    5.00%, 11/25/15(2)                                 1,322,228
         7,306,331  FNMA, Series 2002-83, Class GM,
                    5.00%, 5/25/16(2)                                  7,311,373
         3,334,461  FNMA, Series 2002-86, Class
                    KB SEQ, 5.00%, 5/25/16(2)                          3,338,409
         1,684,838  FNMA, Series 2003-3, Class HA,
                    5.00%, 9/25/16(2)                                  1,688,727
        13,380,068  FNMA, Series 2003-17, Class FN,
                    VRN, 5.17%, 1/25/08, resets
                    monthly off the 1-month
                    LIBOR plus 0.30% with
                    no caps(2)                                        13,455,639
         6,390,717  FNMA, Series 2003-24, Class BF,
                    VRN, 5.22%, 1/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with no caps(2)                         6,419,175
         3,361,734  FNMA, Series 2003-29, Class
                    L SEQ, 5.00%, 9/25/30(2)                           3,361,472
         2,874,817  FNMA, Series 2003-35, Class KC,
                    4.50%, 4/25/17(2)                                  2,869,740
         5,946,020  FNMA, Series 2003-42, Class FK,
                    VRN, 5.27%, 1/25/08, resets
                    monthly off the 1-month
                    LIBOR plus 0.40% with a cap
                    of 7.50%(2)                                        5,985,104
         7,272,068  FNMA, Series 2003-43, Class LF,
                    VRN, 5.22%, 1/25/08, resets
                    monthly off the 1-month
                    LIBOR plus 0.35% with a cap
                    of 8.00%(2)                                        7,313,745
         5,870,062  FNMA, Series 2004 W5, Class F1,
                    VRN, 5.32%, 1/25/08, resets
                    monthly off the 1-month
                    LIBOR plus 0.45% with a cap
                    of 7.50%(2)                                        5,894,581

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         4,262,190  FNMA, Series 2006-4, Class
                    A SEQ, 6.00%, 11/25/22(2)                          4,359,964
        25,032,806  GMAC Commercial Mortgage
                    Securities, Inc. STRIPS - COUPON,
                    Series 2000 C3, Class X, VRN,
                    1.32%, 1/1/08 (Acquired 2/22/02,
                    Cost $1,721,983)(3)                                  702,621
        20,000,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(2)                   19,802,119
        14,775,293  GNMA, Series 2003-46, Class PA,
                    5.00%, 5/20/29(2)                                 14,810,695
        15,817,351  GNMA, Series 2003-55, Class PG,
                    5.00%, 6/20/29(2)                                 15,860,801
        13,155,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, VRN, 4.31%,
                    1/1/08(2)                                         12,997,969
         5,848,954  J.P. Morgan Mortgage Trust,
                    Series 2004 A4, Class 2A2,
                    4.61%, 9/25/34(2)                                  5,771,479
        18,456,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C3, Class
                    A3 SEQ, 3.85%, 5/15/27(2)                         17,978,451
        11,325,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C1, Class
                    A2 SEQ, 3.62%, 1/15/29(2)                         11,170,006
        21,985,727  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class
                    A2 SEQ, 4.82%, 4/15/30(2)                         21,932,192
        10,000,000  Merrill Lynch Mortgage Trust
                    STRIPS - COUPON, Series
                    2006 C1, Class A2, VRN,
                    5.80%, 1/1/08(2)                                  10,167,350
        10,000,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2003 AR10, Class A7,
                    4.06%, 10/25/33                                    9,852,450
         6,517,476  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2007-11,
                    Class A19 SEQ, 6.00%, 8/25/37                      6,547,919
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                 412,597,857
(Cost $409,551,914)                                              ---------------

U.S. TREASURY SECURITIES - 31.5%
        36,168,794  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 4/15/12(4)                          37,509,136
        20,264,757  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12(4)                          21,959,848
        10,967,693  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14(4)                          11,335,601
        40,000,000  U.S. Treasury Notes,
                    5.125%, 6/30/08(2)(4)                             40,343,760
        13,270,000  U.S. Treasury Notes,
                    4.875%, 1/31/09(4)                                13,509,484
        47,000,000  U.S. Treasury Notes,
                    4.50%, 4/30/09(4)                                 47,862,920
         9,000,000  U.S. Treasury Notes,
                    3.625%, 7/15/09(4)                                 9,074,538
        15,000,000  U.S. Treasury Notes,
                    3.50%, 8/15/09(4)                                 15,104,310
        50,000,000  U.S. Treasury Notes,
                    3.625%, 10/31/09(4)                               50,507,850
        50,000,000  U.S. Treasury Notes,
                    4.75%, 2/15/10(4)                                 51,742,247
        60,000,000  U.S. Treasury Notes,
                    4.50%, 2/28/11(2)(4)                              62,517,240
         5,870,000  U.S. Treasury Notes,
                    4.625%, 10/31/11(4)                                6,153,415
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       367,620,349
(Cost $365,244,784)                                              ---------------

U.S. GOVERNMENT
AGENCY SECURITIES - 19.9%
        29,890,000  FHLB, 4.625%, 2/1/08(2)                           29,889,791
        25,000,000  FHLB, 5.125%, 6/13/08(2)                          25,069,175
        90,725,000  FHLMC, 5.00%, 6/11/09(2)(4)                       92,442,515
        30,000,000  FNMA, 3.375%, 12/15/08(2)(4)                      29,825,970

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
        54,000,000  FNMA, 5.375%, 8/15/09(2)(4)                       55,509,516
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              232,736,967
(Cost $229,480,214)                                              ---------------

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 5.9%
            23,097  FHLMC, 6.97%, 8/1/18                                  23,535
            61,137  FHLMC, 7.00%, 11/1/18                                 61,570
           321,555  FHLMC, 6.84%, 9/1/20                                 328,855
            56,093  FHLMC, 5.875%, 1/1/21                                 56,941
            69,794  FHLMC, 7.63%, 3/1/24                                  70,318
        12,449,744  FHLMC, 6.38%, 8/1/36                              12,723,912
         8,923,418  FHLMC, 6.80%, 8/1/36                               9,115,504
         5,001,477  FHLMC, 5.80%, 12/1/36                              5,065,021
            15,060  FNMA, 7.49%, 8/1/14                                   15,267
            47,441  FNMA, 6.875%, 4/1/16                                  47,466
            36,474  FNMA, 7.30%, 1/1/17                                   36,882
           238,121  FNMA, 7.41%, 5/1/17                                  239,491
           115,847  FNMA, 6.69%, 7/1/17                                  116,266
            53,472  FNMA, 6.87%, 7/1/17                                   54,517
            81,757  FNMA, 6.53%, 2/1/18                                   82,710
            30,176  FNMA, 7.25%, 2/1/18                                   31,101
            68,207  FNMA, 6.83%, 5/1/18                                   68,592
            31,064  FNMA, 6.80%, 6/1/18                                   31,517
            73,834  FNMA, 6.59%, 8/1/19                                   74,378
           298,457  FNMA, 6.96%, 9/1/19                                  299,685
           104,350  FNMA, 6.75%, 1/1/20                                  106,285
            36,032  FNMA, 7.23%, 3/1/21                                   36,493
            46,274  FNMA, 5.91%, 8/1/21                                   46,739
            20,242  FNMA, 6.81%, 5/1/22                                   20,567
            66,835  FNMA, 7.20%, 5/1/22                                   67,339
            20,029  FNMA, 6.94%, 1/1/23                                   20,247
             4,167  FNMA, 7.50%, 6/1/23                                    4,256
            57,377  FNMA, 7.07%, 8/1/23                                   58,492
           117,648  FNMA, 7.16%, 8/1/23                                  119,690
           914,458  FNMA, 6.75%, 5/1/25                                  930,411
            17,122  FNMA, 5.97%, 1/1/27                                   17,245
            11,768  FNMA, 7.06%, 1/1/27                                   11,799
            26,028  FNMA, 5.59%, 1/1/29                                   26,524
         3,716,149  FNMA, 4.48%, 3/1/33(2)                             3,747,442
        10,213,723  FNMA, 5.80%, 3/1/36                               10,443,726
         7,637,808  FNMA, 6.49%, 5/1/36                                7,837,933
         5,077,244  FNMA, 6.42%, 9/1/36                                5,188,309
         5,335,959  FNMA, 6.46%, 9/1/36                                5,442,144
         5,998,904  FNMA, 5.97%, 6/1/37                                6,097,352
            20,396  GNMA, 6.375%, 5/20/17                                 20,608
            90,336  GNMA, 6.875%, 2/20/21                                 92,091
            33,774  GNMA, 6.625%, 11/20/21                                34,379
               843  GNMA, 6.375%, 1/20/22                                    855
            23,725  GNMA, 6.125%, 8/20/26                                 24,065
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED SECURITIES                                     68,938,519
(Cost $68,988,724)                                               ---------------

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(1) - 2.4%
           243,027  Ameriquest Mortgage Securities
                    Inc., Series 2003-8, Class AV2,
                    VRN, 5.30%, 1/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.43% with no caps                              242,505
         3,926,051  CNH Equipment Trust,
                    Series 2005 B, Class A3 SEQ,
                    4.27%, 1/15/10(2)                                  3,911,733
        23,980,610  Ford Credit Auto Owner Trust,
                    Series 2005 A, Class A4 SEQ,
                    3.72%, 10/15/09(2)                                23,861,450
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         28,015,688
(Cost $28,149,360)                                               ---------------

FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 1.6%
         2,645,437  FHLMC, 5.00%, 6/1/09(2)                            2,652,855
         5,531,951  FHLMC, 5.00%, 7/1/09(2)                            5,547,463
           141,216  FHLMC, 6.50%, 1/1/11                                 144,514
           260,638  FHLMC, 6.50%, 5/1/11                                 268,761
           271,581  FHLMC, 6.50%, 12/1/12                                281,196
           762,249  FHLMC, 6.00%, 2/1/13                                 782,428
            42,915  FHLMC, 7.00%, 11/1/13                                 44,657
            38,960  FHLMC, 7.00%, 12/1/14                                 40,618
         1,493,466  FHLMC, 6.00%, 1/1/15(2)                            1,527,899
           571,038  FHLMC, 7.50%, 5/1/16                                 597,801
         1,577,855  FHLMC, 5.50%, 11/1/17(2)                           1,600,348
            25,646  FNMA, 8.00%, 5/1/12                                   26,856
         1,147,132  FNMA, 6.50%, 1/1/13(2)                             1,188,189
             9,977  FNMA, 6.50%, 3/1/13                                   10,334
           122,944  FNMA, 6.00%, 6/1/13                                  126,289
             9,996  FNMA, 6.50%, 6/1/13                                   10,363
            36,797  FNMA, 6.00%, 1/1/14                                   37,730
           310,127  FNMA, 6.00%, 7/1/14                                  317,532
           466,834  FNMA, 5.50%, 4/1/16                                  474,117
           564,320  FNMA, 7.00%, 5/1/32                                  594,291
           568,358  FNMA, 7.00%, 5/1/32                                  598,543
           235,558  FNMA, 7.00%, 6/1/32                                  248,322
         1,132,893  FNMA, 7.00%, 6/1/32(2)                             1,193,061
           435,958  FNMA, 7.00%, 8/1/32                                  459,112
             3,190  GNMA, 5.50%, 1/20/09                                   3,205
            24,581  GNMA, 9.00%, 12/20/16                                 26,392
            24,450  GNMA, 9.00%, 8/20/17                                  26,313
            19,694  GNMA, 9.50%, 11/20/19                                 21,531
                                                                 ---------------
TOTAL FIXED RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            18,850,720
(Cost $18,762,729)                                               ---------------

TEMPORARY CASH INVESTMENTS - 2.8%
        22,580,000  FHLB Discount Notes,
                    3.15%, 1/2/08(2)(5)                               22,580,000
        10,000,000  FHLB Discount Notes,
                    4.66%, 1/11/08(2)(5)                               9,990,260
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      32,570,260
(Cost $32,565,079)                                               ---------------

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(6) - 25.5%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 4.42%, dated 12/31/07,
due 1/2/08 (Delivery value $125,030,694)                             125,000,000

Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 4.45%, dated 12/31/07,
due 1/2/08 (Delivery value $120,819,206)                             120,789,344

Repurchase Agreement, Morgan Stanley,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 4.35%, dated 12/31/07,
due 1/2/08 (Delivery value $52,433,241)                               52,420,573
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                        298,209,917
(Cost $298,209,917)                                              ---------------

TOTAL INVESTMENT SECURITIES - 124.9%                               1,459,540,277
                                                                 ---------------
(Cost $1,450,952,721)

OTHER ASSETS AND LIABILITIES - (24.9)%                             (290,639,584)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,168,900,693
                                                                 ===============

FUTURES CONTRACTS
                                    Expiration    Underlying Face    Unrealized
Contracts Purchased                    Date       Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
2,877 U.S. Treasury 2-Year Notes    March 2008     $604,889,250     $(1,399,255)
                                                  ==============================

                                    Expiration    Underlying Face    Unrealized
Contracts Sold                         Date       Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
  607 U.S. Treasury 5-Year Notes    March 2008     $ 66,940,719     $(1,059,584)
  671 U.S. Treasury 10-Year Notes   March 2008       76,085,109      (1,241,284)
                                                  ------------------------------
                                                   $143,025,828     $(2,300,868)
                                                  ==============================

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2007.
(1) Final maturity indicated, unless otherwise noted.
(2) Security, or a portion thereof, has been segregated for futures contracts.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2007, was $702,621, which represented 0.1% of total net assets.
(4) Security, or a portion thereof, was on loan as of December 31, 2007. The aggregate value of securities on loan at December 31, 2007, was
    $302,105,720.
(5) The rate indicated is the yield to maturity at purchase.
(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total value of all collateral received at December 31, 2007, was $308,393,708.

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,450,952,721
                                                                 ===============
Gross tax appreciation of investments                            $    9,475,736
Gross tax depreciation of investments                                  (888,180)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $    8,587,556
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL PRESERVATION FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

CAPITAL PRESERVATION - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS(1) - 73.9%
    $  100,000,000  U.S. Treasury Bills,
                    2.93%, 1/3/08                                 $   99,985,556
       100,000,000  U.S. Treasury Bills,
                    2.43%, 1/10/08                                    99,939,250
       200,000,000  U.S. Treasury Bills,
                    3.38%, 1/17/08                                   199,699,510
       164,500,000  U.S. Treasury Bills,
                    3.28%, 1/24/08                                   164,155,503
       100,000,000  U.S. Treasury Bills,
                    2.35%, 1/31/08                                    99,804,167
        40,000,000  U.S. Treasury Bills,
                    4.82%, 2/7/08                                     39,802,009
       100,000,000  U.S. Treasury Bills,
                    4.07%, 2/14/08                                    99,502,556
       100,000,000  U.S. Treasury Bills,
                    4.18%, 2/21/08                                    99,408,541
       100,000,000  U.S. Treasury Bills,
                    4.26%, 3/6/08                                     99,230,834
        50,000,000  U.S. Treasury Bills,
                    4.08%, 3/13/08                                    49,592,500
       375,000,000  U.S. Treasury Bills,
                    3.84%, 3/20/08                                   371,844,004
       100,000,000  U.S. Treasury Bills,
                    3.05%, 3/27/08                                    99,271,389
        75,000,000  U.S. Treasury Bills,
                    4.07%, 4/10/08                                    74,153,125
       100,000,000  U.S. Treasury Bills,
                    4.22%, 4/17/08                                    98,746,613
       100,000,000  U.S. Treasury Bills,
                    4.00%, 4/24/08                                    98,733,016
       100,000,000  U.S. Treasury Bills,
                    3.61%, 5/15/08                                    98,646,250
       100,000,000  U.S. Treasury Bills,
                    3.28%, 5/29/08                                    98,642,030
       100,000,000  U.S. Treasury Bills,
                    3.19%, 6/5/08                                     98,619,833
        85,000,000  U.S. Treasury Bills,
                    3.17%, 6/12/08                                    83,781,914
       100,000,000  U.S. Treasury Bills,
                    3.29%, 6/19/08                                    98,446,389
       100,000,000  U.S. Treasury Bills,
                    3.47%, 6/26/08                                    98,292,688
                                                                 ---------------
TOTAL U.S. TREASURY BILLS                                          2,370,297,677
                                                                 ---------------

U.S. TREASURY NOTES(1) - 7.0%
        50,000,000  U.S. Treasury Notes,
                    3.00%, 2/15/08                                    49,878,051
        25,000,000  U.S. Treasury Notes,
                    3.375%, 2/15/08                                   24,950,688
        50,000,000  U.S. Treasury Notes,
                    4.875%, 4/30/08                                   50,272,569
        25,000,000  U.S. Treasury Notes,
                    2.625%, 5/15/08                                   24,844,929
        50,000,000  U.S. Treasury Notes,
                    5.625%, 5/15/08                                   50,224,896
        25,000,000  U.S. Treasury Notes,
                    4.125%, 8/15/08                                   25,013,526
                                                                 ---------------
TOTAL U.S. TREASURY NOTES                                            225,184,659
                                                                 ---------------

ZERO-COUPON U.S. TREASURY
SECURITIES(2) - 5.7%
        75,000,000  STRIPS - PRINCIPAL,
                    4.79%, 2/15/08                                    74,570,962
        61,000,000  STRIPS - PRINCIPAL,
                    4.48%, 5/15/08                                    60,008,070
        50,000,000  STRIPS - PRINCIPAL,
                    3.31%, 8/15/08                                    48,991,367
                                                                 ---------------
TOTAL ZERO-COUPON
U.S. TREASURY SECURITIES                                             183,570,399
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 86.6%                                2,779,052,735
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 13.4%                                 428,755,576
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $3,207,808,311
                                                                 ===============

CAPITAL PRESERVATION - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
STRIPS = Separate Trading of Registered Interest and Principal of Securities
(1) The rates for U.S. Treasury Bills are the yield to maturity at purchase.
    The rates for U.S. Treasury Notes are the stated coupon rates.
(2) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

CAPITAL PRESERVATION - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                  $ 2,779,052,735
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY GOVERNMENT INCOME TRUST

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    February 27, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    February 27, 2008

By:     /s/ Robert J. Leach
        ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    February 27, 2008